UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2001
             Check here if Amendment [ ]; Amendment Number:__________

                        This Amendment (Check only one.):
                         [ ] is a restatement.
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           Harrold J. McComas
Address         c/o Foley & Lardner
                777 East Wisconsin Avenue
                Milwaukee, Wisconsin 53202

Form 13F File Number:  28-4363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Harrold J. McComas
Title:          n/a
Phone:          (414) 297-5748

Signature, Place, and Date of Signing:

/s/ Harrold J. McComas            Milwaukee, Wisconsin            July 16, 2001
----------------------            --------------------            -------------
     [Signature]                     [City, State]                    [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|X| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number       Name
     --------------------       ----
     28-3097                    Bank One Wisconsin Trust Company, N.A.
     28-2903                    Campbell Newman Asset Management, Inc.
     28-3128                    Charles Schwab Investment Management, Inc.
     28-1526                    Fiduciary Management, Inc.
     28-3354                    Firstar Investment Research & Management Company
     28-0274                    M&I Investment Management Corp.
     Pending                    Northstar Capital Management, Inc.
     28-0290                    Northern Trust Corporation
     28-2353                    Scudder Kemper Investments
     28-1823                    Stein Roe & Farnham

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
Form 13F Information Table Entry Total:    24
Form 13F Information Table Value Total:    $70,948,000
                                           (thousands)

List of Other Included Managers:    NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                  Form 13F INFORMATION TABLE

----------------  ---------  -----------  ----------  -----------------------  ----------  --------  -----------------------
    Column 1      Column 2    Column 3     Column 4           Column 5          Column 6   Column 7          COLUMN 8
----------------  ---------  -----------  ----------  -----------------------  ----------  --------  -----------------------
                                                                                                        Voting authority
                   Title                    Value     Shrs or           Put/   Investment   Other    -----------------------
 Name of issuer   of class      CUSIP      (x$1000)   prn amt  SH/PRN   Call   Discretion  Managers   Sole    Shared   None
----------------  ---------  -----------  ----------  -------  ------  ------  ----------  --------  ------  -------  ------
BANC ONE CORP     COM        06423A 10 3   1,521,000   42,500    SH               OTHER                       42,500
----------------  ---------  -----------  ----------  -------  ------  ------  ----------  --------  ------  -------  ------
CITIGROUP, INC.   COM        172967101     2,008,000   38,000    SH               OTHER                       38,000
----------------  ---------  -----------  ----------  -------  ------  ------  ----------  --------  ------  -------  ------
COCA COLA CO      COM        191216 10 0   3,402,000   75,600    SH               OTHER                       75,600
----------------  ---------  -----------  ----------  -------  ------  ------  ----------  --------  ------  -------  ------
COLGATE
PALMOLIVE CO      COM        194162 10 3   4,566,000   77,400    SH               OTHER                       77,400
----------------  ---------  -----------  ----------  -------  ------  ------  ----------  --------  ------  -------  ------
FEDERAL NATIONAL
MORTGAGE          COM        313586 10 9   2,721,000   32,000    SH               OTHER                       32,000
----------------  ---------  -----------  ----------  -------  ------  ------  ----------  --------  ------  -------  ------
GENERAL ELEC CO   COM        369604 10 3  13,348,000  273,800    SH               OTHER                      273,800
----------------  ---------  -----------  ----------  -------  ------  ------  ----------  --------  ------  -------  ------
GILLETTE CO       COM        365766 10 2   1,612,000   55,600    SH               OTHER                       55,600
----------------  ---------  -----------  ----------  -------  ------  ------  ----------  --------  ------  -------  ------
J.P.MORGAN
CHASE & CO.       COM        46625H 10 0   2,889,000   64,780    SH               OTHER                       64,780
----------------  ---------  -----------  ----------  -------  ------  ------  ----------  --------  ------  -------  ------
JOHNSON &
JOHNSON           COM        478160 10 4   3,910,000   78,200    SH               OTHER                       78,200
----------------  ---------  -----------  ----------  -------  ------  ------  ----------  --------  ------  -------  ------
KIMBERLY CLARK
CORP              COM        494368 10 3   2,012,000   36,000    SH               OTHER                       36,000
----------------  ---------  -----------  ----------  -------  ------  ------  ----------  --------  ------  -------  ------
MARSHALL &
ILSLEY CORP       COM        571834 10 0   1,994,000   37,000    SH               OTHER                       37,000
----------------  ---------  -----------  ----------  -------  ------  ------  ----------  --------  ------  -------  ------
MC DONALDS CORP   COM        580135 10 1     162,000    6,000    SH               OTHER                        6,000
----------------  ---------  -----------  ----------  -------  ------  ------  ----------  --------  ------  -------  ------
MERCK & CO        COM        589331 10 7   1,853,000   29,000    SH               OTHER                       29,000
----------------  ---------  -----------  ----------  -------  ------  ------  ----------  --------  ------  -------  ------
MINNESOTA MNG &
MFG CO            COM        604059 10 5   2,715,000   23,800    SH               OTHER                       23,800
----------------  ---------  -----------  ----------  -------  ------  ------  ----------  --------  ------  -------  ------
NEW YORK
TIMES CO.         COM        650111 10 7     210,000    5,000    SH               OTHER                        5,000
----------------  ---------  -----------  ----------  -------  ------  ------  ----------  --------  ------  -------  ------
NORTHERN TR
CORP              COM        665859 10 4   6,187,000   99,000    SH               OTHER                       99,000
----------------  ---------  -----------  ----------  -------  ------  ------  ----------  --------  ------  -------  ------
PFIZER INC        COM        717081 10 3   6,120,000  152,800    SH               OTHER                      152,800
----------------  ---------  -----------  ----------  -------  ------  ------  ----------  --------  ------  -------  ------
PROCTER &
GAMBLE CO         COM        742718 10 9   3,190,000   50,000    SH               OTHER                       50,000
----------------  ---------  -----------  ----------  -------  ------  ------  ----------  --------  ------  -------  ------
ROYAL DUTCH       NEW YORK
PET CO            1.25 GLDR  780257 80 4     699,000   12,000    SH               OTHER                       12,000
----------------  ---------  -----------  ----------  -------  ------  ------  ----------  --------  ------  -------  ------
SCHERING PLOUGH
CORP              COM        806605 10 1   3,479,000   96,000    SH               OTHER                       96,000
----------------  ---------  -----------  ----------  -------  ------  ------  ----------  --------  ------  -------  ------
SUN MICRO-
SYSTEMS           COM        866810 10 4     125,000    8,000    SH               OTHER                        8,000
----------------  ---------  -----------  ----------  -------  ------  ------  ----------  --------  ------  -------  ------
U S BANCORP       COM        902973 30 4   2,113,000   92,736    SH               OTHER                       92,736
----------------  ---------  -----------  ----------  -------  ------  ------  ----------  --------  ------  -------  ------
TRIBUNE CO.       COM        896047 10 7     280,000    7,000    SH               OTHER                        7,000
----------------  ---------  -----------  ----------  -------  ------  ------  ----------  --------  ------  -------  ------
WALGREEN CO.      COM        931422 10 9   3,832,000  111,200    SH               OTHER                      151,200
----------------  ---------  -----------  ----------  -------  ------  ------  ----------  --------  ------  -------  ------